Distribution Date:	02/18/26	UBS Commercial Mortgage Trust 2017-C1
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.

Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com

Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		General Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	25	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Directing Certificateholder	RREF IV-D AIV RR, LLC c/o Rialto Capital Management LLC
Interest Shortfall Detail - Collateral Level	28
			-
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276EAA5	1.887000%	40,505,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276EAB3	2.982000%	46,665,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276EAC1	3.256000%	52,548,000.00	4,605,660.75	932,953.16	12,496.69	0.00	0.00	945,449.85	3,672,707.59	37.39%	30.00%
A-3	90276EAD9	3.196000%	235,000,000.00	104,013,192.37	0.00	277,021.80	0.00	0.00	277,021.80	104,013,192.37	37.39%	30.00%
A-4	90276EAE7	3.460000%	296,571,000.00	296,571,000.00	0.00	855,113.05	0.00	0.00	855,113.05	296,571,000.00	37.39%	30.00%
A-S	90276EAH0	3.724000%	95,899,000.00	95,899,000.00	0.00	297,606.56	0.00	0.00	297,606.56	95,899,000.00	22.54%	20.00%
B	90276EAJ6	4.036000%	45,551,000.00	45,551,000.00	0.00	153,203.20	0.00	0.00	153,203.20	45,551,000.00	15.49%	15.25%
C	90276EAK3	4.440000%	33,565,000.00	33,565,000.00	0.00	124,190.50	0.00	0.00	124,190.50	33,565,000.00	10.29%	11.75%
D	90276EAN7	4.846679%	10,069,000.00	10,069,000.00	0.00	40,667.68	0.00	0.00	40,667.68	10,069,000.00	8.73%	10.70%
D-RR	90276EAR8	4.846679%	40,278,000.00	40,278,000.00	0.00	157,621.96	0.00	0.00	157,621.96	40,278,000.00	2.49%	6.50%
E-RR	90276EAT4	4.846679%	19,179,000.00	16,099,154.26	0.00	0.00	0.00	0.00	0.00	16,099,154.26	0.00%	4.50%
F-RR	90276EAV9	4.846679%	9,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.50%
NR-RR	90276EAX5	4.846679%	33,565,038.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276EAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			958,985,038.00	646,651,007.38	932,953.16	1,917,921.44	0.00	0.00	2,850,874.60	645,718,054.22

X-A	90276EAF4	1.456767%	671,289,000.00	405,189,853.12	0.00	491,889.43	0.00	0.00	491,889.43	404,256,899.96
X-B	90276EAG2	0.904158%	175,015,000.00	175,015,000.00	0.00	131,867.68	0.00	0.00	131,867.68	175,015,000.00
Notional SubTotal			846,304,000.00	580,204,853.12	0.00	623,757.11	0.00	0.00	623,757.11	579,271,899.96

Deal Distribution Total					932,953.16	2,541,678.55	0.00	0.00	3,474,631.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276EAC1	87.64673727	17.75430387	0.23781476	0.00000000	0.00000000	0.00000000	0.00000000	17.99211863	69.89243339
A-3	90276EAD9	442.60932923	0.00000000	1.17881617	0.00000000	0.00000000	0.00000000	0.00000000	1.17881617	442.60932923
A-4	90276EAE7	1,000.00000000	0.00000000	2.88333333	0.00000000	0.00000000	0.00000000	0.00000000	2.88333333	1,000.00000000
A-S	90276EAH0	1,000.00000000	0.00000000	3.10333330	0.00000000	0.00000000	0.00000000	0.00000000	3.10333330	1,000.00000000
B	90276EAJ6	1,000.00000000	0.00000000	3.36333341	0.00000000	0.00000000	0.00000000	0.00000000	3.36333341	1,000.00000000
C	90276EAK3	1,000.00000000	0.00000000	3.70000000	0.00000000	0.00000000	0.00000000	0.00000000	3.70000000	1,000.00000000
D	90276EAN7	1,000.00000000	0.00000000	4.03889959	0.00000000	0.00000000	0.00000000	0.00000000	4.03889959	1,000.00000000
D-RR	90276EAR8	1,000.00000000	0.00000000	3.91335121	0.12554794	4.82156860	0.00000000	0.00000000	3.91335121	1,000.00000000
E-RR	90276EAT4	839.41572866	0.00000000	0.00000000	3.39031545	70.58828615	0.00000000	0.00000000	0.00000000	839.41572866
F-RR	90276EAV9	0.00000000	0.00000000	0.00000000	0.00000000	73.12496142	0.00000000	0.00000000	0.00000000	0.00000000
NR-RR	90276EAX5	0.00000000	0.00000000	0.00000000	0.00000000	111.96718949	0.00000000	0.00000000	0.00000000	0.00000000
R	90276EAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276EAF4	603.59972101	0.00000000	0.73275360	0.00000000	0.00000000	0.00000000	0.00000000	0.73275360	602.20992741
X-B	90276EAG2	1,000.00000000	0.00000000	0.75346502	0.00000000	0.00000000	0.00000000	0.00000000	0.75346502	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	12,496.69	0.00	12,496.69	0.00	0.00	0.00	12,496.69	0.00
A-3	01/01/26 - 01/30/26	30	0.00	277,021.80	0.00	277,021.80	0.00	0.00	0.00	277,021.80	0.00
A-4	01/01/26 - 01/30/26	30	0.00	855,113.05	0.00	855,113.05	0.00	0.00	0.00	855,113.05	0.00
X-A	01/01/26 - 01/30/26	30	0.00	491,889.43	0.00	491,889.43	0.00	0.00	0.00	491,889.43	0.00
X-B	01/01/26 - 01/30/26	30	0.00	131,867.68	0.00	131,867.68	0.00	0.00	0.00	131,867.68	0.00
A-S	01/01/26 - 01/30/26	30	0.00	297,606.56	0.00	297,606.56	0.00	0.00	0.00	297,606.56	0.00
B	01/01/26 - 01/30/26	30	0.00	153,203.20	0.00	153,203.20	0.00	0.00	0.00	153,203.20	0.00
C	01/01/26 - 01/30/26	30	0.00	124,190.50	0.00	124,190.50	0.00	0.00	0.00	124,190.50	0.00
D	01/01/26 - 01/30/26	30	0.00	40,667.68	0.00	40,667.68	0.00	0.00	0.00	40,667.68	0.00
D-RR	01/01/26 - 01/30/26	30	188,385.45	162,678.78	0.00	162,678.78	5,056.82	0.00	0.00	157,621.96	194,203.14
E-RR	01/01/26 - 01/30/26	30	1,283,605.53	65,022.86	0.00	65,022.86	65,022.86	0.00	0.00	0.00	1,353,812.74
F-RR	N/A	N/A	698,447.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	701,268.38
NR-RR	N/A	N/A	3,743,065.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,758,182.97
Totals			5,913,503.51	2,611,758.23	0.00	2,611,758.23	70,079.68	0.00	0.00	2,541,678.55	6,007,467.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,474,631.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,706,414.22	Master Servicing Fee	4,397.70
Interest Reductions due to Nonrecoverability Determination	(63,203.19)	Certificate Administrator Fee	3,607.87
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	278.42
ARD Interest	0.00	Operating Advisor Fee	843.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	217.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,643,211.03	Total Fees	9,634.49

Principal		Expenses/Reimbursements
Scheduled Principal	932,953.16	Reimbursement for Interest on Advances	216.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,723.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	932,953.16	Total Expenses/Reimbursements	6,939.91

		Interest Reserve Deposit	84,958.08

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,541,678.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	932,953.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,474,631.71
Total Funds Collected	3,576,164.19	Total Funds Distributed	3,576,164.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	646,651,007.38	646,651,007.38	Beginning Certificate Balance	646,651,007.38
(-) Scheduled Principal Collections	932,953.16	932,953.16	(-) Principal Distributions	932,953.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	645,718,054.22	645,718,054.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	648,274,435.89	648,274,435.89	Ending Certificate Balance	645,718,054.22
Ending Actual Collateral Balance	647,375,888.45	647,375,888.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP	Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP
5,000,000 or less	7	24,603,644.72	3.81%	13	5.2459	1.747592	1.30 or less	10	133,615,050.95	20.69%	14	4.6571	0.867586
5,000,001 to 10,000,000	12	89,973,488.27	13.93%	14	4.7599	1.743387	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	7	88,020,193.00	13.63%	14	4.9342	1.785193	1.41 to 1.50	3	68,940,849.35	10.68%	12	4.9109	1.457142
15,000,001 to 20,000,000	5	82,499,483.59	12.78%	14	4.9202	2.252382	1.51 to 1.60	2	29,811,717.41	4.62%	16	4.9503	1.578501
20,000,001 to 25,000,000	1	20,400,000.00	3.16%	15	4.6200	3.100700	1.61 to 1.70	2	11,050,881.00	1.71%	15	4.5532	1.646603
25,000,001 to 30,000,000	3	81,425,136.33	12.61%	15	4.8491	1.202317	1.71 to 1.80	7	114,351,651.14	17.71%	14	4.7442	1.750050
30,000,001 to 35,000,000	2	64,215,506.80	9.94%	14	4.5012	1.291113	1.81 to 1.90	2	23,565,393.31	3.65%	13	5.4088	1.811716
35,000,001 to 40,000,000	2	75,757,031.22	11.73%	13	4.6004	1.571544	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	2	24,643,688.02	3.82%	16	5.0546	2.034067
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.11 or greater	11	120,915,252.75	18.73%	14	4.7220	2.740365
Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812	Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	21	118,823,570.29	18.40%	14	5.1682	NAP
							Defeased	21	118,823,570.29	18.40%	14	5.1682	NAP
Alaska	1	9,106,455.17	1.41%	13	5.7300	2.135200
							Industrial	3	61,281,636.77	9.49%	15	4.6214	2.135100
California	8	121,155,106.03	18.76%	14	4.6864	1.892426
							Lodging	8	92,577,127.03	14.34%	15	5.1218	1.924675
Colorado	1	3,749,827.60	0.58%	12	4.8300	2.796800
							Mixed Use	5	28,486,526.22	4.41%	12	4.7545	2.044963
Florida	2	36,877,095.33	5.71%	14	4.8081	1.315578
							Multi-Family	5	52,310,493.57	8.10%	14	4.9593	1.457495
Georgia	3	34,121,409.01	5.28%	15	4.9687	3.011570
							Office	9	165,591,125.16	25.64%	13	4.4682	1.291151
Illinois	2	6,365,454.90	0.99%	15	4.9500	1.463900
							Retail	15	123,780,921.24	19.17%	14	5.0023	1.932816
Louisiana	1	8,364,452.99	1.30%	15	4.4480	1.730900
							Self Storage	2	2,866,656.50	0.44%	16	4.5000	1.667200
Maryland	1	16,902,146.25	2.62%	15	4.8000	1.784800
							Totals	68	645,718,054.22	100.00%	14	4.8602	1.687812
Michigan	3	24,900,600.58	3.86%	15	5.3672	1.688566

Missouri	2	63,381,636.77	9.82%	14	4.9629	1.625653

Nevada	2	15,043,031.45	2.33%	14	5.0494	1.880525

New York	3	65,195,868.22	10.10%	14	4.2535	0.754923

North Carolina	1	11,863,149.08	1.84%	15	5.1600	2.179400

Texas	13	68,212,383.37	10.56%	14	4.9047	1.365569

Utah	2	27,875,397.81	4.32%	14	4.5859	2.570890

Virginia	1	9,662,131.23	1.50%	8	4.4400	2.250300

Wisconsin	1	4,118,340.70	0.64%	12	5.2100	0.461800

Totals	68	645,718,054.22	100.00%	14	4.8602	1.687812

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP	Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP
	4.500% or less	7	110,803,129.82	17.16%	14	4.3022	1.383630	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	19	297,734,455.66	46.11%	14	4.7535	1.918035	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	9	94,192,873.69	14.59%	14	5.2390	1.525663	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	3	21,968,156.54	3.40%	13	5.7028	1.595652	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	1	2,195,868.22	0.34%	14	6.1400	1.271200	49 months or greater	39	526,894,483.93	81.60%	14	4.7907	1.719371
	Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812	Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP	Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP
	58 months or less	39	526,894,483.93	81.60%	14	4.7907	1.719371	Interest Only	7	140,700,000.00	21.79%	14	4.5696	1.644266
59 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	58 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	59 months to 115 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812	116 months or greater	32	386,194,483.93	59.81%	14	4.8713	1.746734
								Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	118,823,570.29	18.40%	14	5.1682	NAP			No outstanding loans in this group
Underwriter's Information		3	26,453,158.14	4.10%	14	5.2304	1.799979
	12 months or less	34	442,900,682.66	68.59%	14	4.7467	1.719324
	13 to 24 months	2	57,540,643.13	8.91%	15	4.9271	1.682674
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	645,718,054.22	100.00%	14	4.8602	1.687812
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	303161140	IN	Wentzville	MO	Actual/360	4.650%	153,612.47	81,517.91	0.00	N/A	04/01/27	--	38,363,154.68	38,281,636.77	02/01/26
3	307880003	OF	Sunnyvale	CA	Actual/360	4.550%	147,035.56	53,965.66	0.00	N/A	01/06/27	--	37,529,360.11	37,475,394.45	02/06/26
6	307880006	MF	Various	Various	Actual/360	4.950%	133,254.84	46,625.65	0.00	N/A	05/06/27	--	31,262,132.45	31,215,506.80	02/06/26
7	307880007	OF	New York	NY	Actual/360	4.077%	115,846.22	0.00	0.00	N/A	04/05/27	--	33,000,000.00	33,000,000.00	02/05/26
8	300571700	LO	Austin	TX	Actual/360	4.900%	111,302.02	53,223.26	0.00	N/A	06/06/27	--	26,378,359.59	26,325,136.33	02/06/26
9	310939736	OF	New York	NY	Actual/360	4.310%	111,341.67	0.00	0.00	N/A	04/06/27	--	30,000,000.00	30,000,000.00	02/06/26
10	307870021	OF	St. Petersburg	FL	Actual/360	4.733%	54,120.11	23,973.36	0.00	N/A	04/06/27	--	13,278,927.07	13,254,953.71	02/06/26
10A	307870121				Actual/360	4.733%	36,080.07	15,982.25	0.00	N/A	04/06/27	--	8,852,617.37	8,836,635.12	02/06/26
10B	307870221				Actual/360	4.733%	18,040.04	7,991.12	0.00	N/A	04/06/27	--	4,426,308.74	4,418,317.62	02/06/26
12	300571682	RT	Columbia	MO	Actual/360	5.440%	117,579.56	0.00	0.00	N/A	04/06/27	--	25,100,000.00	25,100,000.00	02/06/26
15	307880015	RT	Petaluma	CA	Actual/360	4.620%	81,158.00	0.00	0.00	N/A	05/05/27	--	20,400,000.00	20,400,000.00	02/05/26
16	600937978	LO	Savannah	GA	Actual/360	4.790%	73,261.62	31,550.59	0.00	N/A	05/11/27	--	17,761,588.12	17,730,037.53	02/11/26
17	307880017	RT	Camp Springs	MD	Actual/360	4.800%	70,006.57	34,926.50	0.00	N/A	05/06/27	--	16,937,072.75	16,902,146.25	02/06/26
18	303161136	OF	Salt Lake City	UT	Actual/360	4.676%	67,662.28	35,776.97	0.00	N/A	03/01/27	--	16,804,009.75	16,768,232.78	02/01/26
19	300571717	LO	Various	Various	Actual/360	5.730%	13,853.87	8,122.57	0.00	N/A	03/06/27	--	2,807,742.23	2,799,619.66	02/06/26
19A	300571718				Actual/360	5.730%	65,311.08	38,292.15	0.00	N/A	03/06/27	--	13,236,497.55	13,198,205.40	02/06/26
20	610939055	RT	Auburn	CA	Actual/360	4.510%	67,174.90	30,222.79	0.00	N/A	04/11/27	12/11/26	17,297,021.16	17,266,798.37	02/11/26
21	307880021	RT	Milford	DE	Actual/360	5.060%	78,430.00	0.00	0.00	N/A	04/01/27	--	18,000,000.00	18,000,000.00	02/01/26
22	307880022	Various Various		TX	Actual/360	5.110%	69,014.86	28,826.73	0.00	N/A	03/01/27	--	15,684,205.74	15,655,379.01	02/01/26
23	307880023	RT	Roseville	MI	Actual/360	5.274%	70,271.00	29,393.40	0.00	N/A	06/06/27	--	15,473,081.42	15,443,688.02	02/06/26
24	307880024	MF	Lubbock	TX	Actual/360	4.983%	0.00	0.00	0.00	N/A	01/05/27	--	14,729,531.87	14,729,531.87	08/05/19
25	310941296	LO	Greensboro	NC	Actual/360	5.160%	52,872.86	36,219.61	0.00	N/A	05/11/27	--	11,899,368.69	11,863,149.08	02/11/26
26	307880026	IN	San Diego	CA	Actual/360	4.450%	51,731.25	0.00	0.00	N/A	06/01/27	--	13,500,000.00	13,500,000.00	02/01/26
27	303161141	OF	Taylorsville	UT	Actual/360	4.450%	42,654.34	24,088.40	0.00	N/A	06/01/27	--	11,131,253.43	11,107,165.03	02/01/26
28	307880028	RT	Smyrna	GA	Actual/360	5.170%	46,116.53	18,733.67	0.00	N/A	04/05/27	--	10,358,738.22	10,340,004.55	02/05/26
30	307880030	MU	Alexandria	VA	Actual/360	4.440%	37,017.00	19,735.67	0.00	N/A	10/01/26	--	9,681,866.90	9,662,131.23	02/01/26
31	300571692	RT	Brooksville	FL	Actual/360	5.000%	44,698.30	14,352.08	0.00	N/A	04/06/27	--	10,381,539.99	10,367,187.91	02/06/26
32	300571678	LO	Oneonta	NY	Actual/360	5.560%	44,330.16	17,112.45	0.00	N/A	03/06/27	--	9,259,025.96	9,241,913.51	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	307880033	RT	Metairie	LA	Actual/360	4.448%	32,107.62	18,252.41	0.00	N/A	05/06/27	--	8,382,705.40	8,364,452.99	02/06/26
34	300571685	MH	Louisville	KY	Actual/360	5.400%	38,552.31	15,635.41	0.00	N/A	04/06/27	01/06/27	8,290,818.34	8,275,182.93	02/06/26
35	307880035	IN	McDonough	GA	Actual/360	4.750%	38,857.64	0.00	0.00	N/A	05/06/27	--	9,500,000.00	9,500,000.00	02/06/26
36	303161145	LO	Sacramento	CA	Actual/360	5.020%	31,850.00	22,625.30	0.00	N/A	06/05/27	--	7,367,948.28	7,345,322.98	02/05/26
37	303161144	LO	Sacramento	CA	Actual/360	5.020%	31,850.00	22,625.30	0.00	N/A	06/05/27	--	7,367,948.28	7,345,322.98	02/05/26
38	307880038	MU	San Diego	CA	Actual/360	4.686%	37,125.12	0.00	0.00	N/A	05/06/27	--	9,200,000.00	9,200,000.00	02/06/26
39	300571684	MH	Middletown	OH	Actual/360	5.500%	36,209.41	14,181.86	0.00	N/A	04/06/27	01/06/27	7,645,388.67	7,631,206.81	02/06/26
40	410938673	OF	Anchorage	AK	Actual/360	5.040%	32,694.83	15,151.80	0.00	N/A	03/11/27	12/11/26	7,533,370.62	7,518,218.82	02/11/26
41	300571693	MH	Various	Various	Actual/360	5.140%	33,062.11	12,479.65	0.00	N/A	05/06/27	02/06/27	7,469,788.50	7,457,308.85	02/06/26
42	307880042	IN	Yuma	AZ	Actual/360	5.426%	29,521.90	18,644.86	0.00	N/A	05/06/27	02/06/27	6,317,791.97	6,299,147.11	02/06/26
43	303161133	RT	Waxahachie	TX	Actual/360	4.565%	24,949.13	13,853.03	0.00	N/A	02/01/27	--	6,346,808.62	6,332,955.59	02/01/26
45	300571698	MF	Urbana	IL	Actual/360	4.950%	27,187.50	12,845.25	0.00	N/A	05/06/27	--	6,378,300.15	6,365,454.90	02/06/26
46	300571686	MH	Elsmere	KY	Actual/360	5.400%	29,962.93	12,151.88	0.00	N/A	04/06/27	01/06/27	6,443,641.05	6,431,489.17	02/06/26
47	307880047	OF	Rancho Cucamonga	CA	Actual/360	4.600%	23,346.94	12,538.17	0.00	N/A	05/06/27	--	5,894,038.60	5,881,500.43	02/06/26
48	307880048	LO	Monroe	MI	Actual/360	5.630%	28,997.98	11,032.08	0.00	N/A	02/05/27	--	5,981,363.56	5,970,331.48	02/05/26
51	307880051	Various Various		TX	Actual/360	4.500%	20,061.60	7,806.09	0.00	N/A	06/01/27	--	5,177,186.66	5,169,380.57	02/01/26
53	410938328	OF	Milwaukee	WI	Actual/360	5.210%	18,513.04	8,148.81	0.00	N/A	02/11/27	--	4,126,489.51	4,118,340.70	02/11/26
55	303161129	MU	North Las Vegas	NV	Actual/360	5.340%	17,669.19	7,431.42	0.00	N/A	02/01/27	--	3,842,521.26	3,835,089.84	02/01/26
56	610939272	SS	Indio	CA	Actual/360	4.780%	15,520.01	7,852.35	0.00	N/A	04/11/27	--	3,770,552.16	3,762,699.81	02/11/26
57	300571689	RT	Fort Worth	TX	Actual/360	5.120%	16,232.67	6,214.73	0.00	N/A	04/06/27	01/06/27	3,681,804.98	3,675,590.25	02/06/26
59	307880059	MU	Royal Oak	MI	Actual/360	5.330%	16,032.80	6,616.12	0.00	N/A	05/06/27	--	3,493,197.20	3,486,581.08	02/06/26
60	303161130	RT	Denver	CO	Actual/360	4.830%	15,618.79	5,440.42	0.00	N/A	02/01/27	--	3,755,268.02	3,749,827.60	02/01/26
61	307880061	LO	Round Rock	TX	Actual/360	5.890%	15,800.79	9,607.34	0.00	N/A	05/01/26	--	3,115,331.09	3,105,723.75	02/01/26
62	307880062	RT	Dallas	TX	Actual/360	5.290%	15,218.00	6,414.67	0.00	N/A	04/01/27	01/01/27	3,340,740.65	3,334,325.98	02/01/26
63	307880063	RT	DeWitt	NY	Actual/360	6.140%	11,626.28	3,070.95	0.00	N/A	04/05/27	--	2,198,939.17	2,195,868.22	02/05/26
64	307880064	SS	Belle Chasse	LA	Actual/360	5.350%	8,952.95	3,695.12	0.00	N/A	04/06/27	01/06/27	1,943,358.75	1,939,663.63	02/06/26
65	333100004	MF	Vicksburg	MS	Actual/360	6.190%	8,815.16	2,809.42	0.00	N/A	12/05/26	--	1,653,789.63	1,650,980.21	02/05/26
66	600939293	SS	West Valley City	UT	Actual/360	5.090%	6,310.34	2,855.13	0.00	N/A	04/11/27	--	1,439,713.56	1,436,858.43	02/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
67	307880067	SS	Christiansburg	VA	Actual/360	5.403%	6,786.81	2,340.80	0.00 N/A	04/06/27	01/06/27	1,458,798.91	1,456,458.11	02/06/26
Totals							2,643,211.03	932,953.16	0.00			646,651,007.38	645,718,054.22
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,186,623.43	3,850,394.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,682,700.00	12,012,909.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,933,936.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,930,773.00	7,133,259.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,627,314.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,361,318.65	3,596,634.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,865,160.45	3,039,618.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,263,183.12	1,662,015.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,905,642.36	2,331,237.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,031,750.00	3,428,129.00	01/01/25	09/30/25	--	0.00	0.00	103,267.01	103,267.01	0.00	0.00
17	2,433,575.10	1,760,374.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,559,778.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	25,807,125.28	21,015,024.28	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,429,788.88	2,009,379.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,513,935.94	3,147,057.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	913,141.26	561,305.23	01/01/25	06/30/25	12/11/25	4,014,602.86	1,466,158.53	(187.47)	4,378,353.32	0.00	0.00
25	9,253,868.76	9,207,914.96	08/01/24	07/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,759,720.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,006,414.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,485,030.40	1,227,343.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,328,318.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,081,155.62	854,408.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,536,396.73	1,151,312.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	997,554.53	480,917.69	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,083,397.91	964,976.95	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	961,975.88	714,165.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,030,544.32	672,201.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	709,859.19	573,359.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	752,181.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	935,816.02	481,800.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	695,512.51	427,762.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	204,533.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	597,048.83	518,355.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	440,042.61	339,603.91	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	780,971.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	242,929.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	9,063.19	9,063.19	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	130,329,019.90	83,161,462.47				4,014,602.86	1,466,158.53	112,142.73	4,490,683.52	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	0	0.00	0	0.00	0	0.00	4.860181%	4.824288%	14
01/16/26	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	0	0.00	0	0.00	0	0.00	4.860323%	4.824454%	15
12/17/25	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	0	0.00	0	0.00	0	0.00	4.860463%	4.824619%	16
11/18/25	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	0	0.00	0	0.00	0	0.00	4.860612%	4.824795%	17
10/20/25	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	0	0.00	0	0.00	0	0.00	4.860750%	4.824957%	18
09/17/25	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	0	0.00	0	0.00	1	1,006,908.48	4.860897%	4.825130%	19
08/15/25	0	0.00	0	0.00	1	14,729,531.87	0	0.00	1	14,729,531.87	1	33,000,000.00	0	0.00	0	0.00	4.860905%	4.825195%	20
07/17/25	1	33,000,000.00	0	0.00	1	14,729,531.87	0	0.00	2	14,729,531.87	0	0.00	0	0.00	1	3,577,995.57	4.861037%	4.825352%	21
06/17/25	1	33,000,000.00	0	0.00	2	19,922,663.56	0	0.00	2	19,922,663.56	0	0.00	0	0.00	0	0.00	4.862665%	4.825202%	22
05/16/25	0	0.00	0	0.00	2	19,922,663.56	0	0.00	3	19,922,663.56	0	0.00	0	0.00	1	0.00	4.862791%	4.837846%	23
04/17/25	0	0.00	0	0.00	3	25,400,886.22	0	0.00	3	25,400,886.22	0	0.00	0	0.00	0	0.00	4.871857%	4.844951%	24
03/17/25	0	0.00	0	0.00	3	25,400,886.22	0	0.00	3	25,400,886.22	0	0.00	0	0.00	0	0.00	4.871968%	4.845074%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
16	600937978	02/11/26	0	B	103,267.01	103,267.01	0.00		17,761,588.12
24	307880024	08/05/19	77	6	(187.47)	4,378,353.32	33,762.50		16,352,960.38	05/15/19	7			10/01/19
66	600939293	02/11/26	0	B	9,063.19	9,063.19	0.00		1,439,713.56
Totals					112,142.73	4,490,683.52	33,762.50		35,554,262.06
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		3,105,724	3,105,724		0	0
7 - 12 Months		158,809,973	144,080,441		0	14,729,532
13 - 24 Months		483,802,357	483,802,357		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	645,718,054	630,988,522	0	0	0	14,729,532
Jan-26	646,651,007	631,921,476	0	0	0	14,729,532
Dec-25	647,579,978	632,850,446	0	0	0	14,729,532
Nov-25	648,570,206	633,840,674	0	0	0	14,729,532
Oct-25	649,490,985	634,761,453	0	0	0	14,729,532
Sep-25	650,473,318	635,743,786	0	0	0	14,729,532
Aug-25	652,412,213	637,682,681	0	0	0	14,729,532
Jul-25	653,340,225	605,610,693	33,000,000	0	0	14,729,532
Jun-25	659,523,421	606,600,758	33,000,000	0	0	19,922,664
May-25	660,443,254	640,520,590	0	0	0	19,922,664
Apr-25	666,903,658	641,502,771	0	0	0	25,400,886
Mar-25	667,815,379	642,414,492	0	0	0	25,400,886
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	307880007	33,000,000.00	33,000,000.00	403,000,000.00	02/22/17	6,302,438.00	0.83850	09/30/25	04/05/27	I/O
24	307880024	14,729,531.87	16,352,960.38	19,900,000.00	10/28/25	433,540.23	0.79330	06/30/25	01/05/27	250
Totals		47,729,531.87	49,352,960.38	422,900,000.00		6,735,978.23

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	307880007	OF	NY	06/02/25	1

The Whole Loan transferred to SS effective 4/24/25 and is comprised of 2 pari passu notes with an aggregate principal balance of $92MM (“Senior Notes”) and 2 junior notes with an aggregate principal balance of $138MM (“Subordinate Notes”).

One of the Seni or Notes in an aggregate principal amount of $59MM and one of the Subordinate Notes in an aggregate principal amount of $84MM will be assets of the Trust. The remaining $33MM non-controlling Senior Note and the remaining

$54MM Subordinate Loan will not be assets of the Trust. The Whole Loan is accompanied by a mezz loan which has an aggregate principal balance of $20MM. The Property, located at 75 Broad St in the Financial District submarket of Lower

Manhattan, is a 35-story, 671,367 SF Class A/B office tower. Built in 1928, the Property includes historic features and architecture, as well as a prominent lobby directly on Broad Street. As of 3/31/25, the Property is 59.7% occupied by 71 tenants. YE2024 DSCR (NOI / NCF) was 0.69x / 0.59x, compared to YE202 3 DSCR (NOI / NCF) of 1.14x / 1.05x. Borrower indicated there will be insufficient cash flow to pay debt service moving forward and requested a transfer to special servicing effective 4/24/25. A modification was reached and close ed effective 8/4/25. Pl ease refer to CREFC Loan Mod Report for more detail. A 90-day extension of the existing loan modification was granted upon the expiration of the Deferral

Period on 1/5/2026.

24	307880024	MF	TX	05/15/19	7

349-unit multi-family project located in Lubbock, TX. The Property became REO in October 2019 under CW Capital. Rialto became Special Servicer in January 2023. The property is currently 90.38% occupied as of Q4 2025. Leasing activity continues to be active and continues to attract residents as an affordable option in the market. Occupancy is expected to remain stabilized until disposition. Special Servicer will continue to hold the asset and monitor the market to determine best disposition timing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	307880007	0.00	4.07670%	0.00	4.07670%	9	01/05/26	08/04/25	--
14	307880014	0.00	5.71000%	0.00	5.71000%	10	05/04/20	05/01/20	06/11/20
19	300571717	3,279,366.11	5.73000%	3,279,366.11	5.73000%	10	06/23/20	07/06/20	08/11/20
19A	300571718	15,459,868.41	5.73000%	15,459,868.41	5.73000%	10	06/23/20	07/06/20	08/11/20
42	307880042	7,393,366.48	5.42650%	7,393,366.48	5.42650%	10	07/17/20	05/06/20	09/11/20
48	307880048	6,625,908.43	5.63000%	6,625,908.43	5.63000%	10	08/18/20	08/05/20	09/11/20
50	307880050	5,632,627.00	5.05000%	5,632,627.00	5.05000%	10	07/27/20	06/01/20	09/11/20
Totals		38,391,136.43		38,391,136.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500014	09/17/21	28,462,367.21	100,850,000.00	27,636,390.81	3,041,552.08	27,636,390.81	24,594,838.73	3,867,528.48	0.00	0.00	3,867,528.48	13.11%
13	310938823	12/17/21	20,386,596.87	33,750,000.00	7,501,255.93	2,026,705.64	7,501,255.93	5,474,550.29	14,912,046.58	0.00	0.00	14,912,046.58	67.78%
14	307880014	03/15/24	18,828,945.08	17,000,000.00	16,235,962.39	9,281,880.37	16,235,962.39	6,954,082.02	11,874,863.06	0.00	859,361.78	11,015,501.28	50.07%
44	307880044	01/18/24	7,097,545.07	7,400,000.00	6,687,279.14	4,138,360.04	6,687,279.14	2,548,919.10	4,548,625.97	0.00	218,127.49	4,330,498.48	57.73%
49	307880049	05/16/25	5,478,222.66	6,300,000.00	3,804,940.37	3,804,940.37	3,804,940.37	0.00	5,478,222.66	0.00	0.00	5,478,222.66	90.25%
50	307880050	07/17/25	5,193,131.69	6,500,000.00	6,351,436.63	2,773,441.06	6,351,436.63	3,577,995.57	1,615,136.12	0.00	0.00	1,615,136.12	27.14%
52	307880052	06/17/24	5,023,845.06	5,900,000.00	4,766,206.12	4,477,709.42	4,766,206.12	288,496.70	4,735,348.36	0.00	0.00	4,735,348.36	86.09%
58	307880058	04/17/19	4,007,486.76	5,950,000.00	4,387,548.83	380,062.07	4,387,548.83	4,007,486.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			94,478,140.40	183,650,000.00	77,371,020.22	29,924,651.05	77,371,020.22	47,446,369.17	47,031,771.23	0.00	1,077,489.27	45,954,281.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	307500014	09/17/21	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48	0.00	0.00	3,867,528.48
13	310938823	12/17/21	0.00	0.00	14,912,046.58	0.00	0.00	14,912,046.58	0.00	0.00	14,912,046.58
14	307880014	03/17/25	0.00	0.00	11,015,501.28	0.00	0.00	(690,662.33)	0.00	0.00	11,015,001.28
		10/18/24	0.00	0.00	11,706,163.61	0.00	0.00	(54,336.83)	0.00	0.00
		07/17/24	0.00	0.00	11,760,500.44	0.00	0.00	(114,362.62)	0.00	0.00
		03/15/24	0.00	0.00	11,874,863.06	0.00	0.00	11,874,863.06	0.00	(500.00)
44	307880044	03/17/25	0.00	0.00	4,330,498.48	0.00	0.00	(42,434.93)	0.00	0.00	4,330,498.48
		09/17/24	0.00	0.00	4,372,933.41	0.00	0.00	(96,475.12)	0.00	0.00
		06/17/24	0.00	0.00	4,469,408.53	0.00	0.00	(71,470.55)	0.00	0.00
		04/17/24	0.00	0.00	4,540,879.08	0.00	0.00	(7,746.89)	0.00	0.00
		01/18/24	0.00	0.00	4,548,625.97	0.00	0.00	4,548,625.97	0.00	0.00
49	307880049	05/16/25	0.00	0.00	5,478,222.66	0.00	0.00	5,478,222.66	0.00	(296,713.49)	5,181,509.17
50	307880050	07/17/25	0.00	0.00	1,615,136.12	0.00	0.00	1,615,136.12	0.00	0.00	1,615,136.12
52	307880052	06/17/24	0.00	0.00	4,735,348.36	0.00	0.00	4,735,348.36	0.00	0.00	4,735,348.36
58	307880058	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	45,954,281.96	0.00	0.00	45,954,281.96	0.00	(297,213.49)	45,657,068.47

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	3,552.08	0.00	0.00	0.00	0.00	0.00	119.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.45	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.57	0.00	0.00	0.00
24	0.00	0.00	3,170.94	0.00	0.00	0.00	0.00	63,203.19	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.34	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	38.90	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.83	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.85	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.06	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.25	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.55	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.22	0.00	0.00	0.00
61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.87	0.00	0.00	0.00
Total	0.00	0.00	6,723.02	0.00	0.00	0.00	0.00	63,203.19	216.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		70,143.10

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29